Trade Receivables, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Trade Receivables, Net
Schedule of trade receivables, net

($ in thousands)	December 31, 2022	June 30, 2022
Trade Receivables	$175,861	$101,064
Less:
Allowances for Doubtful Accounts	(311)	(557)
Sales Returns Reserve, Net	(3,100)	(1,898)
Customer Rebate and Discount Reserve	(1,599)	90
Total Allowances	(5,010)	(2,366)
Trade Receivables, Net	$170,851	$98,699

($ in thousands)	June 30, 2022	June 30, 2021
Trade receivables	$101,064	$115,618
Less:
Allowances for Doubtful Accounts	(558)	(1,145)
Sales returns reserve, net	(1,898)	(2,975)
Customer Rebate and Discount Reserve	90	(166)
Total Allowances	(2,366)	(4,286)
Trade Receivables, Net	$98,699	$111,332

Schedule of concentration of credit risk

	Six Months Ended	Six Months Ended
($ in thousands)	December 31, 2022	December 31, 2021
Customer #1	19.3%	24.2%

($ in thousands)	December 31, 2022	June 30, 2022
Customer #1	14.2%	21.4%
Customer #2	13.6%	*
Customer #3	10.2%	14.2%
*	Less than 10%

	Year Ended
($ in thousands)	June 30, 2022	June 30, 2021	June 30, 2020
Customer #1	23.6%	23.7%	19.6%

($ in thousands)	June 30, 2022	June 30, 2021
Customer #1	21.4%	12.2%
Customer #2	14.2%	*
*	Less than 10%